Share capital (Tables)	9 Months Ended
Sep. 30, 2025
Share Capital
Schedule of share capital issued

	September 30, 2025		December 31, 2024
	Number of		Number of
Class A common shares	Shares	Amount	Shares	Amount

Balance, beginning of period:	53,618,357	$213,528	41,535,755	$209,296
Private placement	15,086,208	29,345	7,466,568	2,445
Issuance costs	-	(3,532)	329,899	(254)
Exercise of warrants	2,490,099	2,263	4,286,135	2,041
Balance, end of period:	71,194,664	$241,604	53,618,357	$213,528

Schedule of contributed surplus

	September 30,	December 31,
	2025	2024

Balance, beginning of period	$28,009	$26,985
Share-based compensation	146	487
Issuance costs	-	103
Exercise of warrants	-	434
RSU and options surrenders	(1,780)	-
Balance, end of period	$26,375	$28,009

Schedule of share options outstanding

The following tables summarize information regarding share options outstanding:

	September 30, 2025		December 31, 2024
		Weighted		Weighted
	Number of	average	Number of	average
	shares	exercise	shares	exercise
	under option	price (CDN)	under option	price (CDN)

Options outstanding, beginning of period	699,442	$0.72	794,443	$0.72
Expired	-	-	(95,001)	0.70
Surrender	(699,442)	0.72	-	-
Options outstanding, end of period	-	$-	699,442	$0.72

Options exercisable, end of period	-	$-	699,442	$0.72

Schedule of RSUs outstanding

The following tables summarize information regarding RSUs outstanding:

	September 30,	December 31,
	2025	2024
	Number of	Number of
	RSUs	RSUs

RSUs outstanding, beginning of period	3,779,623	3,779,623
Issued	232,658	100,000
Forfeitures	-	(100,000)
Surrenders	(609,866)	-
RSUs outstanding, end of period	3,402,415	3,779,623

Schedule of share based compensation

Non-cash compensation expense has been included in operating costs with respect to the share options, RSUs and shares granted to employees and non-employees as follows:

	For the three months		For the nine months
	ended September 30,		ended September 30,
	2025	2024	2025	2024

Employees	$34	$40	$71	$212
Directors and advisors	40	24	75	93
Non-cash compensation	$74	$64	$146	$305